SHARE-BASED COMPENSATION Allocated Share-based compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Share-based compensation disclosures
Share-based compensation expense	$ 130	$ 112	$ 126
Share-based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation expense	0	0
Cost of Product and Services
Share-based compensation disclosures
Share-based compensation expense	41	34	30
Research and Development
Share-based compensation disclosures
Share-based compensation expense	16	13	14
Selling, General and Administrative
Share-based compensation disclosures
Share-based compensation expense	$ 73	$ 65	$ 82